Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	COLONY BANKCORP, INC.
Entity Incorporation, State or Country Code	GA
Entity File Number	001-42397
Entity Tax Identification Number	58-1492391
Entity Address, Address Line One	115 South Grant Street
Entity Address, City or Town	Fitzgerald
Entity Address State Or Province	GA
Entity Address, Postal Zip Code	31750
City Area Code	229
Local Phone Number	426-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	CBAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000711669
Amendment Flag	false